Operations - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Oct. 25, 2018 BRL (R$) shares	Oct. 25, 2018 USD ($) $ / shares shares	Dec. 31, 2019	Apr. 01, 2019 shares
DLP Par Participants S.A. [member] | Initial public offering [member]
Disclosure of Operations [Line Items]
Shares issued under initial public offering	5,333,202	5,333,202
Class B common stock [member] | HR Holdings LLC [member]
Disclosure of Operations [Line Items]
Percentage of ownership interest			69.41%
Class A common stock [member]
Disclosure of Operations [Line Items]
Number of shares offered on IPO	58,333,333	58,333,333
Number of shares issued on IPO				19,500,000
Class A common stock [member] | Initial public offering [member]
Disclosure of Operations [Line Items]
Offering price | $ / shares		$ 24.00
Proceeds from issue initial offering price | $		$ 1,103,822
Net proceeds of offering	R$ 3,923,785	1,060,544
Underwriting discounts and commissions | $		43,278
Other offering expenses	R$ 75,774	$ 20,471
Class A common stock [member] | Selling Shareholders [member]
Disclosure of Operations [Line Items]
Number of shares offered on IPO	12,515,151	12,515,151
Class A common stock [member] | Underwriters' option to purchase [member]
Disclosure of Operations [Line Items]
Purchase additional shares	7,608,695	7,608,695
Class A common stock [member] | Initial public offering [member]
Disclosure of Operations [Line Items]
Number of shares issued on IPO	45,818,182	45,818,182
Class A common stock [member] | Ant small and micro financial services group co ltd [member] | Initial public offering [member]
Disclosure of Operations [Line Items]
Number of shares issued on IPO	4,166,666	4,166,666
Net proceeds of offering	R$ 375,910	$ 100,000